Note 15 - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Income - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Gain on sale of ProAlliance Corporation														$ 810
Expenses:
Interest on subordinated debentures													$ 170	165	$ 265
Income before income taxes and equity in undistributed earnings of subsidiaries..													11,383	11,193	11,051
Income tax benefit													2,809	3,120	2,939
Net Income	$ 1,898	$ 1,642	$ 1,410	$ 3,624	$ 423	$ 2,742	$ 1,344	$ 3,564	$ 1,886	$ 1,061	$ 1,942	$ 3,223	8,574	8,073	8,112
Parent Company [Member]
Income:
Interest on notes													53	84	85
Other operating income														34	68
Dividends from subsidiaries													3,500	3,500	8,500
Gain on sale of ProAlliance Corporation														810
Expenses:
Interest on notes													53	84	86
Interest on subordinated debentures													170	165	265
Operating expenses													345	384	456
Income before income taxes and equity in undistributed earnings of subsidiaries..													2,985	3,795	7,846
Income tax benefit													167	(108)	214
Equity in undistributed earnings of subsidiaries													5,422	4,386	52
Net Income													$ 8,574	$ 8,073	$ 8,112